EIP Receivables - Changes in Aggregate Net Carrying Amount of Unbilled EIP Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 67,510	$ 43,381
Additions	78,554	99,394
Billings and payments	(60,194)	(50,579)
Sales of EIP receivables	(7,827)	(23,276)
Foreign currency translation	4,851	1,086
Change in allowance for doubtful accounts and imputed discount	(2,104)	(2,496)
Ending balance	$ 80,790	$ 67,510